Deposits and other borrowings - Average balances and average rates for major categories of deposits (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Australia
Deposits and other borrowings
Average balance	$ 548,171	$ 507,267
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	54,178	49,592
Australia | Certificates of deposit
Deposits and other borrowings
Average balance	$ 29,839	$ 28,242
Average rate (as a percent)	0.70%	0.10%
Australia | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 359,080	$ 322,333
Average rate (as a percent)	0.40%	0.20%
Australia | Other interest bearing term
Deposits and other borrowings
Average balance	$ 105,074	$ 107,100
Average rate (as a percent)	0.70%	0.60%
Overseas
Deposits and other borrowings
Average balance	$ 97,030	$ 86,109
Overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	15,069	12,433
Overseas | Certificates of deposit
Deposits and other borrowings
Average balance	$ 17,469	$ 11,035
Average rate (as a percent)	1.10%	0.40%
Overseas | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 31,485	$ 30,231
Average rate (as a percent)	0.70%	0.20%
Overseas | Other interest bearing term
Deposits and other borrowings
Average balance	$ 33,007	$ 32,410
Average rate (as a percent)	1.70%	1.10%